FAIR VALUE MEASUREMENTS - Assets, Liabilities, Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Loss / (Gain) on fair value adjustments included in earnings	$ 11,873	$ 23,493
Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Loss / (Gain) on fair value adjustments included in earnings	(15,307)	5,573
Fair Value, Inputs, Level 3 [Member] | Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative liability, beginning balance	43,877
Settlements	(28,085)
Loss / (Gain) on fair value adjustments included in earnings	(15,307)
Derivative liability, ending balance	$ 485	$ 43,877